Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company is required to disclose in its proxy statement information that shows the relationship between “Compensation Actually Paid” as defined in Item 402(v) of Regulation S-K and the financial performance of the Company. The the following table provides compensation, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid”, as computed in accordance with SEC rules, for our principal executive officer (“PEO”), who we have identified as Jon C. Serbousek, who served in the role of President and Chief Executive Officer for each of the years presented below, and our other named executive officers for each of the years presented below other than the PEO (such other named executive officers, the “Non-PEO NEOs"). In accordance with SEC rules, the table also provides information on our cumulative TSR, the cumulative TSR of a peer group, Net Income, and a Company-Selected Measure, Company-wide net sales.

“Compensation Actually Paid” does not necessarily reflect the target value of compensation as approved by our Compensation and Talent Development Committee or the value of compensation actually earned, realized, or received by the Company’s NEOs. The Compensation and Talent Development Committee did not consider the "Compensation Actually Paid" in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on: [4]		Net Income ($ Millions)	Company-Wide Net Sales⁵ ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	6,316,051	5,003,168	2,133,026	1,363,185	44.46	120.91	-19.75	460.71
2021	5,340,865	723,446	1,791,220	673,740	67.32	169.55	-38.38	464.48
2020	5,337,861	6,764,143	1,502,685	1,451,284	93.07	145.89	2.52	406.56

(1) Jon C. Serbousek was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Douglas C. Rice	Douglas C. Rice	Douglas C. Rice
Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting
Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny
Paul W. Gonsalves	Paul W. Gonsalves	Paul W. Gonsalves
Davide Bianchi

(2) The amounts shown for "Compensation Actually Paid" have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.

(3) "Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2022	6,316,051	(4,999,987)	3,687,104	5,003,168
2021	5,340,865	(3,728,276)	(889,143)	723,446
2020	5,337,861	(3,768,378)	5,194,660	6,764,143

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2022	2,133,026	(1,587,500)	817,659	1,363,185
2021	1,791,220	(1,025,267)	(92,213)	673,740
2020	1,502,685	(679,884)	628,483	1,451,284

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)	($)	($)
2022	5,975,623	(2,111,105)	—	(177,414)	—	—	3,687,104
2021	2,431,326	(3,131,221)	—	(189,248)	—	—	(889,143)
2020	5,911,860	(308,670)	—	(408,530)	—	—	5,194,660

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2022	1,456,971	(421,533)	—	3,096	(220,875)	—	817,659
2021	668,609	(718,148)	—	(42,674)	—	—	(92,213)
2020	1,102,511	(164,087)	—	(215,073)	(94,868)	—	628,483

(4) The Peer Group TSR set forth in this table utilizes the NASDAQ Stocks Surgical, Medical and Dental Instruments Index (“Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the years ended December 31, 2022, 2021, and 2020. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. All dollar values assume reinvestment of dividends paid by companies, where applicable, included in the Peer Group. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined Consolidated Net Sales to be the most important financial performance measure used to link Company performance to "Compensation Actually Paid" to our NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Company-wide net sales
Named Executive Officers, Footnote [Text Block]	(1) Jon C. Serbousek was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Douglas C. Rice	Douglas C. Rice	Douglas C. Rice
Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting
Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny
Paul W. Gonsalves	Paul W. Gonsalves	Paul W. Gonsalves
Davide Bianchi

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Stocks Surgical, Medical and Dental Instruments Index (“Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the years ended December 31, 2022, 2021, and 2020. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. All dollar values assume reinvestment of dividends paid by companies, where applicable, included in the Peer Group. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,316,051	$ 5,340,865	$ 5,337,861
PEO Actually Paid Compensation Amount	$ 5,003,168	723,446	6,764,143
Adjustment To PEO Compensation, Footnote [Text Block]	3) "Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2022	6,316,051	(4,999,987)	3,687,104	5,003,168
2021	5,340,865	(3,728,276)	(889,143)	723,446
2020	5,337,861	(3,768,378)	5,194,660	6,764,143

Non-PEO NEO Average Total Compensation Amount	$ 2,133,026	1,791,220	1,502,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,363,185	673,740	1,451,284
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) "Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2022	2,133,026	(1,587,500)	817,659	1,363,185
2021	1,791,220	(1,025,267)	(92,213)	673,740
2020	1,502,685	(679,884)	628,483	1,451,284

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph shows the relationship of "Compensation Actually Paid" to our PEO and the average of "Compensation Actually Paid" to our Non-PEO NEOs to the TSR performance of our common stock and the TSR performance of the Peer Group. The TSR performance amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested, where applicable.

Relationship between compensation actually paid and total shareholder return

Compensation Actually Paid vs. Net Income [Text Block]

The following graph shows the relationship of "Compensation Actually Paid" to our PEO and the average of the "Compensation Actually Paid" to our Non-PEO NEOs to our net income.

Relationship between compensation actually paid and net income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph shows the relationship of "Compensation Actually Paid" to our PEO and the average of "Compensation Actually Paid" to our Non-PEO NEOs to Company-Wide Net Sales.

Relationship between compensation actually paid and net sales

Tabular List [Table Text Block]

Most Important Financial Metrics to Link Compensation to Performance:
Jon C. Serbousek and Douglas C. Rice	Other NEOs
Consolidated Net Sales	Company-Wide Net Sales
Adjusted EBITDA	Adjusted EBITDA
Relative TSR	Relative TSR
Reporting Segment Net Sales

Total Shareholder Return Amount	$ 44.46	67.32	93.07
Peer Group Total Shareholder Return Amount	120.91	169.55	145.89
Net Income (Loss)	$ (19,750,000)	$ (38,380,000)	$ 2,520,000
Company Selected Measure Amount	460,710,000	464,480,000	406,560,000
PEO Name	Jon C. Serbousek	Jon C. Serbousek	Jon C. Serbousek
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Company-Wide Net Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Reporting Segment Net Sales
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,999,987)	$ (3,728,276)	$ (3,768,378)
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,687,104	(889,143)	5,194,660
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,975,623	2,431,326	5,911,860
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,111,105)	(3,131,221)	(308,670)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(177,414)	(189,248)	(408,530)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,587,500)	(1,025,267)	(679,884)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	817,659	(92,213)	628,483
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,456,971	668,609	1,102,511
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(421,533)	(718,148)	(164,087)
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,096	$ (42,674)	(215,073)
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (220,875)		$ (94,868)